Operating leases, Maturity of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maturity of Lease Liabilities [Abstract]
2020	$ 444
2021	459
2022	240
2023	5
Total minimum lease payments	1,148
Less: amount of lease payments representing interest	162
Total operating lease costs	986
OperatingLeaseLiabilityCurrent	345	$ 0
Long-term lease obligations	$ 641	$ 0